iShares
®
MSCI Eurozone ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  —  1 .0%
BAWAG Group AG
(a)
....................... 93,138 $ 16,701,606
Erste Group Bank AG ...................... 381,737 45,502,014
OMV AG .............................. 182,598 13,139,784
Raiffeisen Bank International AG .............. 158,679 9,108,639
Verbund AG ............................ 82,762 5,555,885
90,007,928
a
Belgium  —  3 .2%
Ageas SA/N.V. .......................... 184,992 14,333,500
Anheuser-Busch InBev SA/N.V. ............... 1,114,144 89,206,820
Argenx SE
(b)
............................ 76,727 64,138,671
D'ieteren Group .......................... 25,918 5,170,358
Elia Group SA/N.V. , Class B ................. 54,094 8,408,718
Financiere de Tubize SA .................... 24,176 6,334,703
Groupe Bruxelles Lambert N.V. ............... 90,832 8,552,458
KBC Group N.V. ......................... 284,815 37,795,194
Lotus Bakeries N.V. ....................... 531 6,805,215
Sofina SA .............................. 20,140 5,226,137
Syensqo SA ............................ 88,046 6,890,130
UCB SA ............................... 150,725 44,256,864
297,118,768
a
Finland  —  2 .9%
Elisa OYJ .............................. 172,339 8,265,785
Fortum OYJ ............................ 556,243 13,001,996
Kesko OYJ , Class B ....................... 328,952 7,973,068
Kone OYJ , Class B ....................... 410,530 24,537,640
Metso OYJ ............................. 803,045 15,318,253
Neste OYJ ............................. 524,545 17,229,109
Nokia OYJ ............................. 6,229,649 91,499,706
Orion OYJ , Class B ....................... 135,901 11,351,380
Sampo OYJ , Class A ...................... 2,962,293 31,265,668
Stora Enso OYJ , Class R ................... 698,800 8,177,819
UPM-Kymmene OYJ ...................... 654,321 19,116,487
Wartsila OYJ Abp ......................... 605,725 24,582,502
272,319,413
a
France  —  28 .0%
Abivax SA
(b)
............................ 62,740 8,380,992
Accor SA .............................. 232,804 12,680,369
Aeroports de Paris SA ..................... 41,722 5,590,293
Air Liquide SA ........................... 718,246 148,377,809
Airbus SE .............................. 736,743 153,851,932
Alstom SA
(b)
............................ 418,956 8,362,121
Amundi SA
(a)
............................ 75,183 7,329,906
ArcelorMittal SA .......................... 528,492 36,382,652
AXA SA ............................... 1,944,066 89,647,381
Ayvens SA
(a)
............................ 428,532 5,747,585
BioMerieux ............................. 49,773 4,304,647
BNP Paribas SA ......................... 1,229,252 132,504,394
Bollore SE ............................. 766,403 4,856,003
Bouygues SA ........................... 274,706 16,073,804
Bureau Veritas SA ........................ 393,917 11,914,927
Capgemini SE ........................... 189,620 22,527,769
Carrefour SA ............................ 730,344 13,659,785
Cie de Saint-Gobain SA .................... 552,165 50,037,701
Cie Generale des Etablissements Michelin SCA .... 767,275 28,006,432
Covivio SA ............................. 66,849 4,293,601
Credit Agricole SA ........................ 1,125,513 21,684,379
Danone SA ............................. 780,590 55,499,909
Dassault Aviation SA ...................... 21,198 7,531,114
Dassault Systemes SE ..................... 831,860 18,250,519
Eiffage SA ............................. 84,638 12,249,428
Security Shares Value
a
France (continued)
Engie SA .............................. 2,205,570 $ 68,039,711
EssilorLuxottica SA ....................... 373,371 75,465,591
Eurofins Scientific SE ...................... 143,065 10,407,409
Euronext N.V.
(a)
.......................... 96,421 15,669,339
Gecina SA ............................. 56,029 4,789,372
Getlink SE ............................. 306,866 6,714,737
Hermes International SCA ................... 32,068 59,926,355
Ipsen SA .............................. 41,567 7,593,009
Kering SA .............................. 89,766 26,437,843
Klepierre SA ............................ 259,923 10,603,217
Legrand SA ............................ 316,239 54,355,049
L'Oreal SA ............................. 297,818 131,411,459
LVMH Moet Hennessy Louis Vuitton SE .......... 308,532 168,750,942
Orange SA ............................. 2,308,677 48,287,349
Pernod Ricard SA ........................ 242,829 17,888,603
Publicis Groupe SA ....................... 283,781 27,608,767
Renault SA ............................. 233,245 7,977,576
Rexel SA .............................. 267,345 11,416,543
Safran SA .............................. 429,280 152,674,301
Sanofi SA .............................. 1,352,648 118,571,921
Sartorius Stedim Biotech .................... 35,581 7,370,219
Schneider Electric SE ...................... 679,776 213,506,133
Societe Generale SA ...................... 792,230 65,851,036
Sodexo SA ............................. 95,983 5,266,431
STMicroelectronics N.V. .................... 783,520 53,618,573
Thales SA .............................. 114,903 32,237,486
TotalEnergies SE ......................... 2,441,988 214,266,891
Unibail-Rodamco-Westfield .................. 134,027 15,493,405
Veolia Environnement SA ................... 735,709 29,682,717
Vinci SA ............................... 577,536 83,995,806
2,625,623,242
a
Germany  —  24 .9%
adidas AG ............................. 200,858 38,796,825
Allianz SE , Registered ..................... 471,668 209,022,381
BASF SE .............................. 1,106,607 65,525,269
Bayer AG , Registered ...................... 1,218,073 51,800,664
Bayerische Motoren Werke AG ............... 347,866 30,267,833
Beiersdorf AG ........................... 117,300 9,430,569
Brenntag SE ............................ 148,927 9,794,288
Commerzbank AG ........................ 803,817 34,602,566
Continental AG .......................... 133,185 11,008,248
CTS Eventim AG & Co. KGaA ................ 75,706 5,465,027
Daimler Truck Holding AG ................... 569,544 27,868,586
Delivery Hero SE , Class A
(a) (b) (c)
............... 207,146 8,873,738
Deutsche Bank AG , Registered ............... 2,250,416 72,924,964
Deutsche Boerse AG ...................... 225,212 64,886,167
Deutsche Lufthansa AG , Registered ............ 726,437 7,222,621
Deutsche Post AG ........................ 1,140,675 67,935,580
Deutsche Telekom AG , Registered ............. 4,257,240 142,937,165
E.ON SE .............................. 2,783,646 59,092,561
Evonik Industries AG ...................... 311,094 6,092,375
Fresenius Medical Care AG .................. 236,465 10,247,689
Fresenius SE & Co. KGaA ................... 523,753 22,116,015
GEA Group AG .......................... 176,431 11,373,222
Hannover Rueck SE ....................... 74,762 20,188,742
Heidelberg Materials AG .................... 164,002 36,286,254
Henkel AG & Co. KGaA .................... 112,739 8,176,806
Hensoldt AG
(c)
........................... 76,881 7,981,772
HOCHTIEF AG .......................... 18,720 10,583,592
Infineon Technologies AG ................... 1,619,165 153,521,909
Knorr-Bremse AG ........................ 79,946 9,657,746
Mercedes-Benz Group AG ................... 895,403 54,367,095
Merck KGaA ............................ 160,243 24,404,055

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Eurozone ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Germany (continued)
MTU Aero Engines AG ..................... 66,840 $ 24,385,658
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 161,982 85,068,191
Nemetschek SE .......................... 70,254 5,058,949
QIAGEN N.V. ........................... 249,406 9,196,669
Rational AG ............................ 6,191 4,737,034
Rheinmetall AG .......................... 57,725 86,908,738
RWE AG .............................. 714,753 45,486,002
SAP SE ............................... 1,294,702 234,204,330
Scout24 SE
(a)
........................... 90,701 7,628,447
Siemens AG , Registered .................... 921,095 288,800,163
Siemens Energy AG ....................... 960,888 181,909,542
Siemens Healthineers AG
(a)
.................. 419,570 17,045,264
Symrise AG , Class A ...................... 160,091 14,715,125
Talanx AG .............................. 73,639 8,808,418
Vonovia SE ............................. 894,142 22,285,290
Zalando SE
(a) (b)
.......................... 270,350 7,314,296
2,336,004,440
a
Ireland  —  1 .1%
AIB Group PLC .......................... 2,604,678 30,651,567
Bank of Ireland Group PLC .................. 1,178,606 23,948,066
Kerry Group PLC , Class A ................... 198,007 16,965,008
Kingspan Group PLC ...................... 184,920 16,903,510
Ryanair Holdings PLC ..................... 517,723 15,112,310
103,580,461
a
Italy  —  9 .3%
Banca Mediolanum SpA .................... 269,992 6,230,303
Banca Monte dei Paschi di Siena SpA ........... 2,385,408 25,655,349
Banco BPM SpA ......................... 1,408,965 22,136,450
BPER Banca SpA ........................ 1,939,939 26,263,169
Buzzi SpA .............................. 93,216 5,035,320
Davide Campari-Milano N.V. ................. 749,321 4,888,206
Enel SpA .............................. 9,453,979 106,084,755
Eni SpA ............................... 2,252,572 58,934,139
Ferrari N.V. ............................. 150,274 51,635,780
FinecoBank Banca Fineco SpA ............... 758,661 18,510,692
Generali ............................... 1,008,800 45,431,515
Intesa Sanpaolo SpA ...................... 17,272,194 116,726,589
Italgas SpA ............................. 756,070 8,876,121
Leonardo SpA ........................... 501,779 31,865,503
Moncler SpA ............................ 272,578 17,669,322
Poste Italiane SpA ........................ 566,790 16,737,810
Prysmian SpA ........................... 349,126 60,142,850
Recordati Industria Chimica e Farmaceutica SpA ... 129,643 7,785,499
Snam SpA ............................. 2,438,701 17,823,639
Stellantis N.V.
(b)
.......................... 2,514,740 20,068,444
Telecom Italia SpA
(b) (c)
...................... 21,156,255 17,972,239
Tenaris SA ............................. 398,739 12,146,369
Terna - Rete Elettrica Nazionale ............... 1,744,482 20,042,620
UniCredit SpA ........................... 1,682,692 145,231,416
Unipol Assicurazioni SpA .................... 444,785 10,996,551
874,890,650
a
Netherlands  —  15 .7%
ABN AMRO Bank N.V., CVA ................. 765,493 30,421,707
Adyen N.V.
(a) (b)
........................... 33,248 36,418,763
Aegon Ltd. ............................. 1,525,871 12,942,573
AerCap Holdings N.V. ...................... 201,917 28,145,211
Akzo Nobel N.V. ......................... 190,862 14,485,487
ASM International N.V. ..................... 58,103 60,625,533
ASML Holding N.V. ....................... 481,251 778,150,543
ASR Nederland N.V. ....................... 194,454 14,556,507
BE Semiconductor Industries N.V. ............. 88,257 29,222,401
Security Shares Value
a
Netherlands (continued)
Coca-Cola Europacific Partners PLC ............ 251,224 $ 22,783,505
CSG N.V.
(b)
............................. 185,980 3,899,480
CVC Capital Partners PLC
(a)
................. 257,569 4,117,076
DSM-Firmenich AG ....................... 207,837 17,464,815
EXOR N.V. ............................. 112,891 8,791,564
Heineken Holding N.V. ..................... 148,990 10,743,901
Heineken N.V. ........................... 357,083 27,886,322
ING Groep N.V. .......................... 3,620,837 112,156,940
InPost SA
(b)
............................. 304,016 5,449,809
Koninklijke Ahold Delhaize N.V. ............... 1,096,371 46,254,444
Koninklijke KPN N.V. ...................... 4,745,538 24,720,178
Koninklijke Philips N.V. ..................... 955,112 25,358,173
Magnum Ice Cream Co. N.V. (The)
(b)
............ 593,939 9,626,736
NN Group N.V. .......................... 326,084 27,220,276
Prosus N.V.
(b)
........................... 1,622,265 73,779,894
Universal Music Group N.V. .................. 1,253,739 28,141,336
Wolters Kluwer N.V. ....................... 280,667 19,954,478
1,473,317,652
a
Portugal  —  0 .6%
Banco Comercial Portugues SA , Class R ......... 10,095,652 11,435,514
EDP Renovaveis SA ....................... 390,944 6,464,152
EDP SA ............................... 3,631,334 18,493,110
Galp Energia SGPS SA .................... 505,647 11,019,336
Jeronimo Martins SGPS SA .................. 343,708 7,280,361
54,692,473
a
Spain  —  10 .8%
Acciona SA ............................. 30,607 8,780,160
ACS Actividades de Construccion y Servicios SA ... 218,938 31,733,476
Aena SME SA
(a)
.......................... 929,898 26,982,024
Amadeus IT Group SA ..................... 544,557 34,738,324
Banco Bilbao Vizcaya Argentaria SA ............ 6,985,403 163,155,660
Banco de Sabadell SA ..................... 5,917,245 20,006,605
Banco Santander SA ...................... 17,757,446 222,071,803
Bankinter SA ............................ 780,131 13,106,711
CaixaBank SA ........................... 4,354,727 58,795,637
Cellnex Telecom SA
(a)
...................... 592,268 19,818,860
Endesa SA ............................. 385,639 16,130,159
Ferrovial N.V. ........................... 587,957 40,215,465
Iberdrola SA ............................ 7,540,931 171,192,936
Indra Sistemas SA ........................ 96,541 6,419,586
Industria de Diseno Textil SA ................. 1,352,478 83,352,178
International Consolidated Airlines Group SA , Class DI 1,443,062 8,310,082
Mapfre SA ............................. 1,118,956 5,232,311
Naturgy Energy Group SA ................... 510,603 16,913,028
Redeia Corp. SA ......................... 392,304 6,740,202
Repsol SA ............................. 1,370,514 35,387,056
Telefonica SA ........................... 4,569,651 20,905,654
1,009,987,917
a
Sweden  —  0 .8%
Nordea Bank Abp ........................ 3,807,080 72,943,226
a
United States  —  0 .6%
Nebius Group N.V. , Class A
(b) (c)
................ 250,381 57,860,545
a
Total Common Stocks — 98.9%
(Cost: $ 7,632,489,752 ) ............................... 9,268,346,715

iShares
®
MSCI Eurozone ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Preferred Stocks
Germany  —  0 .8%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 66,112 $ 5,746,528
Dr Ing hc F Porsche AG , Preference Shares , NVS
(c)
.. 138,469 7,537,029
Henkel AG & Co. KGaA , Preference Shares , NVS ... 193,855 15,046,916
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 183,846 6,992,381
Sartorius AG , Preference Shares , NVS .......... 31,459 8,967,004
Volkswagen AG , Preference Shares , NVS ........ 255,667 27,279,557
a
Total Preferred Stocks — 0.8%
(Cost: $ 137,377,996 ) ................................ 71,569,415
a
Rights
Spain  —  0 .0%
EDP Renewables SA (Expires 06/08/26 )
(b)
........ 390,711 56,510
a
Total Rights — 0.0%
(Cost: $ 56,881 ) .................................... 56,510
a
Total Long-Term Investments — 99.7%
(Cost: $ 7,769,924,629 ) ............................... 9,339,972,640
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 81,424,278 $ 81,448,705
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 3,164,302 3,164,302
a
Total Short-Term Securities — 0.9%
(Cost: $ 84,609,616 ) ................................. 84,613,007
Total Investments —  100.6%
(Cost: $ 7,854,534,245 ) ............................... 9,424,585,647
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (53,928,982)
Net Assets — 100.0% ................................. $ 9,370,656,665
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 15,895,703  $ 65,560,720
(a)
$ —  $ (10,560) $ 2,842  $ 81,448,705  81,424,278  $ 463,636
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 4,150,000  —  (985,698)
(a)
—  —  3,164,302  3,164,302  88,188  —
$ —  $ (10,560) $ 2,842
$ 84,613,007
$ 551,824  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 425 06/19/26 $ 30,060 $ 506,974

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Eurozone ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 408,561,628  $ 8,859,785,087  $ —  $ 9,268,346,715
Preferred Stocks ......................................... —  71,569,415  —  71,569,415
Rights ................................................ 56,510  —  —  56,510
Short-Term Securities
Money Market Funds ...................................... 84,613,007  —  —  84,613,007
$ 493,231,145  $ 8,931,354,502  $ —  $ 9,424,585,647
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 506,974  $ —  $ —  $ 506,974
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares